Convertible Loan (Tables)	6 Months Ended
Jun. 30, 2018
Convertible Loan [Abstract]
Summary of reconciliation of fair value measurements
USD in thousands

Balance at April 19, 2018	$500
Finance income	205

Balance at June 30, 2018	$705